Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized gain on available-for-sale securities, tax effect